Expense by Nature - Summary Of Detailed Information About Highest Paid Individuals Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Highest Paid Individuals [Line Items]
Wages, salaries and bonuses	¥ 4,238,731	¥ 4,848,665	¥ 7,089,254
Other social security costs, housing benefits and other employee benefits	1,457,999	2,108,047	3,034,815
Pension costs - defined contribution plans	774,045	762,071	1,228,684
Employee benefits expense	6,471,149	7,700,664	11,316,549
Highest Paid Individuals [Member]
Disclosure Of Detailed Information About Highest Paid Individuals [Line Items]
Wages, salaries and bonuses	18,321	14,070	9,114
Other social security costs, housing benefits and other employee benefits	2,882	1,533	2,717
Pension costs - defined contribution plans	242	195	157
Employee benefits expense	¥ 21,445	¥ 15,798	¥ 11,988